Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash used in operating activities	¥ (107,225)	$ (16,008)	¥ (109,696)
Cash Flows from investing activities
Settlement of term deposits			42,950
Purchase of short-term investments	(130,680)	(19,510)	(295,572)
Settlement of short-term investments	122,602	18,304	291,242
Purchase of property and equipment	(25,958)	(3,875)	(38,592)
Proceeds from disposal of property and equipment	127	19	61
Purchase of intangible asset			8
Loan collected from third parties	3,000	448
Payment for long-term investment			(14,603)
Cash deduction due to disposal of subsidiaries	(17)	(3)
Cash received for business acquisitions, net of cash paid			4,976
Proceeds from disposal of subsidiaries			205
Investment of cash in Trust Account			(19,041)
Net used in investing activities	(30,926)	(4,617)	(28,366)
Cash flows from financing activities
Capital reduction in a subsidiary
Capital contribution from noncontrolling shareholders	879	131	24
Acquisition of noncontrolling interests			(450)
Loan repaid to related parties			(9,750)
Loan received from third parties	2,126	317	34,743
Loan repaid to third parties	(20,957)	(3,129)	(23,097)
Cash received from issuing convertible bond	17,684	2,640
Underwritten public offering financing, net of listing fee			111,559
Net cash provided by/(used in) financing activities	(268)	(41)	113,029
Effects of exchange rate changes	2,865	428	(1,760)
Net decrease in cash, cash equivalents and restricted cash	(135,554)	(20,238)	(26,793)
Cash, cash equivalents and restricted cash – beginning of the period	216,495	32,322	400,790
Cash, cash equivalents and restricted cash – end of the period	80,941	12,084	373,997
Supplemental disclosure of cash flow information:
Interest paid	6,465	965	5,458
Income taxes paid	642	96	2,196
Supplemental disclosure of noncash information:
Payable for purchase of property and equipment	123,203	18,394	100,707
Payable for investments and acquisitions	10,544	1,574	32,688
Right-of-use assets obtained in exchange for new operating lease liabilities	20,162	3,010	35,291
ROU assets disposed as reduction of operating lease liabilities due to lease termination	¥ 74,333	$ 11,098	¥ 119,399